Intangible assets (Details) Goodwill Impairment £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Camel Snus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Current headroom	£ 95
Reynolds American Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Current headroom	£ 11,826
Increase in pre tax discount rate | Camel Snus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assumptions increase in pre-tax discount rate	0.94%
Impact	£ (165)
Possible impairment	£ (70)
Increase in pre tax discount rate | Reynolds American Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assumptions increase in pre-tax discount rate	0.93%
Impact	£ (13,355)
Possible impairment	£ (1,529)
Decrease in long term growth rates | Camel Snus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assumptions decrease in long term growth rate	1.00%
Impact	£ (175)
Possible impairment	£ (80)
Decrease in long term growth rates | Reynolds American Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assumptions decrease in long term growth rate	0.85%
Impact	£ (13,036)
Possible impairment	£ (1,210)